Consolidated Balance Sheets (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts (in Dollars)	$ 47,463	$ 33,000	$ 21,000
Net of accumulated depreciation (in Dollars)	2,116	1,828	673
Liability on sale of future revenues, net of discount (in Dollars)	0	2,719	135,641
Notes payable, net of unamortized discount (in Dollars)	$ 2,864,099	$ 1,205,699	$ 0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, undesignated shares authorized	7,013,600	7,013,600	7,013,600
Preferred stock, shares issued	1,223,279	1,324,022
Preferred stock, shares outstanding	1,223,279	1,324,022
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,910,074	2,201,603	1,447,864
Common stock, shares outstanding	2,910,074	2,201,603	1,447,864
Common stock issuable, shares	286,744
Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	2,910,074	2,201,604	1,447,864
Series D Preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued	444,587	527,795	454,546
Preferred stock, shares outstanding	444,587	527,795	454,546
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	775,000	775,000	775,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued	731,845	731,845	734,986
Preferred stock, shares outstanding	731,845	731,845	734,986
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000	200,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued	46,847	64,382	139,768
Preferred stock, shares outstanding	46,847	64,382	139,768